Voya US Stock Index Portfolio Annual Fund Operating Expenses - Voya US Stock Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.53%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.80%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.27%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.51%
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.67%

[1]	The distributor is contractually obligated to waive 0.01% of the shareholder services fee for Class S shares through May 1, 2027. Termination or modification of this obligation requires approval by the Portfolio’s Board of Trustees (the “Board”).